MOST MORTGAGE DEPOSITOR, LLC ABS-15G

 Exhibit 99.6

Data Summary
Run Date - x/xx/xxxx
Field	Discrepancy Count	Total Times Compared	Variance %	# of Loans
Borrower Last Name	0	512	0.00%	512
Borrower First name	0	512	0.00%	512
Borrower Gender	0	512	0.00%	512
Borrower DOB	0	512	0.00%	512
Borrower Median FICO (if applicable)	0	512	0.00%	512
Co-Borrower Last Name	0	209	0.00%	512
Co-Borrower First Name	0	209	0.00%	512
Co-Borrower Gender	0	209	0.00%	512
Co-Borrower DOB	0	209	0.00%	512
Co-Borrower Median FICO (if applicable)	0	209	0.00%	512
Sales Price (Purchase loan)	0	16	0.00%	512
Appraisal 1 Effective Date	0	512	0.00%	512
Appraisal 1 Value	0	512	0.00%	512
Appraisal 2 Effective Date	0	83	0.00%	512
Appraisal 2 Value	0	83	0.00%	512
Desk Review (CDA) Report Date	0	512	0.00%	512
Desk Review (CDA) Value	0	512	0.00%	512
Property Street Address	0	512	0.00%	512
Property City	0	512	0.00%	512
Property State	0	512	0.00%	512
Property Zip Code	0	512	0.00%	512
Property Type	0	512	0.00%	512
Closing Date	0	512	0.00%	512
Funding Date	0	512	0.00%	512
Beginning Interest Rate	0	512	0.00%	512
Original Principal Limit	0	512	0.00%	512
Payment Type	0	512	0.00%	512
Life Expectancy Set-Aside	0	512	0.00%	512
Original Repair Set Aside	0	21	0.00%	512
Original Tax and Insurance Set Aside	0	87	0.00%	512
Status	0	512	0.00%	512
Interest Rate as of Cut-Off Date	0	512	0.00%	512
Max Claim Amount	0	512	0.00%	512
UPB	0	512	0.00%	512
Totals	0	13,623	0.00%	512